Other Income - Summary of Other Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other operating income [abstract]
Account management service fees	¥ 3,507,999	¥ 1,253,760	¥ 716,001
Penalty fee income	276,250	212,328	129,317
Others	91,158	50,954	33,550
Other income	¥ 3,875,407	¥ 1,517,042	¥ 878,868